Fair values of financial assets and liabilities- Movements in level 3 financial assets portfolio (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Reconciliation of changes in fair value measurement, assets [abstract]
Gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	£ 3		£ 5
Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period	16,373	£ 16,179	16,179
Exchange and other adjustments	(20)	136
(Losses) Gains recognised in the income statement within other income	(289)	259
Gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	43	(67)
Purchases/increases to customer loans	946	853
Sales/repayments of customer loans	(1,592)	(927)
Transfers into the level 3 portfolio	19	114
Transfers out of the level 3 portfolio	(778)	(331)
Balance at end of period	14,702	16,216	16,373
Level 3 | Financial assets at fair value through profit or loss
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period	15,046	14,908	14,908
Exchange and other adjustments	(16)	106
(Losses) Gains recognised in the income statement within other income	(135)	135
Purchases/increases to customer loans	644	851
Sales/repayments of customer loans	(1,520)	(839)
Transfers into the level 3 portfolio	19	73
Transfers out of the level 3 portfolio	(778)	(247)
Balance at end of period	13,260	14,987	15,046
Gains recognised in the income statement, within other income, relating to the change in fair value of those assets held at 30 June 2020	(187)	141
Level 3 | Financial assets at fair value through other comprehensive income
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period	346	408	408
Exchange and other adjustments	(7)	11
Gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	43	(67)
Purchases/increases to customer loans	0	0
Sales/repayments of customer loans	(8)	(7)
Transfers into the level 3 portfolio	0	0
Transfers out of the level 3 portfolio	0	0
Balance at end of period	374	345	346
Level 3 | Derivative financial instruments
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period	981	863	863
Exchange and other adjustments	3	19
(Losses) Gains recognised in the income statement within other income	(154)	124
Purchases/increases to customer loans	302	2
Sales/repayments of customer loans	(64)	(81)
Transfers into the level 3 portfolio	0	41
Transfers out of the level 3 portfolio	0	(84)
Balance at end of period	1,068	884	£ 981
Gains recognised in the income statement, within other income, relating to the change in fair value of those assets held at 30 June 2020	(156)	132
Level 3 | Level 3 financial assets carried at fair value
Reconciliation of changes in fair value measurement, assets [abstract]
Gains recognised in the income statement, within other income, relating to the change in fair value of those assets held at 30 June 2020	£ (343)	£ 273